Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for			Exchange Rate as of December 31,
Country or Zone	Functional currency	2022	2021	2020	2022	2021
Mexico	Mexican peso	1.00	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.60	2.62	2.78	2.47	2.67
Costa Rica	Colon	0.03	0.03	0.04	0.03	0.03
Panama	Balboa	20.13	20.28	21.49	19.36	20.58
Colombia	Colombian peso	0.01	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.56	0.58	0.63	0.53	0.58
Argentina	Argentine peso	0.16	0.21	0.31	0.11	0.20
Brazil	Real	3.90	3.76	4.18	3.71	3.69
Uruguay	Uruguayan peso	0.49	0.47	0.51	0.48	0.46
(1)Exchange rates published by the central bank of each country

Disclosure of Recognition of Effects of Inflation in Countries With Hyperinflationary Economic Environments
As of December 31, 2022, 2021, and 2020, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2020-2022	Type of Economy	Cumulative Inflation 2019-2021	Type of Economy	Cumulative Inflation 2018-2020	Type of Economy
Mexico	19.4%	Non-hyperinflationary	13.9%	Non-hyperinflationary	11.2%	Non-hyperinflationary
Guatemala	18.0%	Non-hyperinflationary	11.7%	Non-hyperinflationary	10.9%	Non-hyperinflationary
Costa Rica	12.4%	Non-hyperinflationary	5.8%	Non-hyperinflationary	4.5%	Non-hyperinflationary
Panama	3.1%	Non-hyperinflationary	0.9%	Non-hyperinflationary	(1.5)%	Non-hyperinflationary
Colombia	21.4%	Non-hyperinflationary	11.4%	Non-hyperinflationary	8.8%	Non-hyperinflationary
Nicaragua	23.1%	Non-hyperinflationary	17.1%	Non-hyperinflationary	13.5%	Non-hyperinflationary
Argentina	300.3%	Hyperinflationary	216.1%	Hyperinflationary	209.2%	Hyperinflationary
Brazil	21.7%	Non-hyperinflationary	20.0%	Non-hyperinflationary	13.1%	Non-hyperinflationary
Uruguay	27.9%	Non-hyperinflationary	28.5%	Non-hyperinflationary	28.5%	Non-hyperinflationary

Schedule of Property, Plant and Equipment
The estimated useful lives of the Company’s principal assets are as follows:

	2022	2021
Buildings	20 - 50	40 - 50
Machinery and equipment	5 - 25	10 - 20
Distribution equipment	4 - 14	7 - 15
Refrigeration equipment	7 - 10	5 - 7
Returnable bottles	1.5 - 4	1.5 - 3
Other equipment	3 - 10	3 - 10

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2020	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224
Additions (1)	—	104	171	281	2,613	6,300	—	186	9,655
Additions from business combinations	158	—	87	—	—	—	—	—	245
Transfer of completed projects in progress	4	721	3,165	1,192	57	(5,187)	48	—	—
Disposals	(13)	(29)	(1,425)	(1,073)	(561)	(12)	(5)	(57)	(3,175)
Effects of changes in foreign exchange rates	(255)	(1,182)	(2,243)	(797)	(629)	(333)	(91)	(78)	(5,608)
Changes in value on the recognition of inflation effects	88	293	990	189	291	(30)	3	—	1,824
Cost as of December 31, 2020	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2021	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165
Additions (1)	—	21	61	427	3,655	7,911	—	217	12,292
Transfer of completed projects in progress	—	731	4,791	1,351	31	(7,001)	95	2	—
Disposals	(6)	(20)	(2,680)	(1,614)	(2,299)	—	(62)	(16)	(6,697)
Effects of changes in foreign exchange rates	(144)	(637)	(1,919)	(556)	(365)	(70)	(22)	(77)	(3,790)
Changes in value on the recognition of inflation effects	140	326	1,260	319	487	—	138	321	2,991
Cost as of December 31, 2021	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2022	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961
Additions (1)	267	38	399	939	4,123	12,641	26	294	18,727
Additions from business combinations	36	289	365	126	8	482	—	—	1,306
Transfer of completed projects in progress	139	1,477	4,248	2,485	645	(9,023)	27	2	—
Disposals	(18)	(209)	(858)	(1,072)	(381)	—	(27)	(9)	(2,574)
Effects of changes in foreign exchange rates	(424)	(1,157)	(3,225)	(1,277)	(1,708)	(438)	(15)	(172)	(8,416)
Changes in value on the recognition of inflation effects	222	735	2,474	536	849	7	—	—	4,823
Cost as of December 31, 2022	Ps. 5,452	Ps. 20,247	Ps. 44,580	Ps. 21,866	Ps. 22,969	Ps. 10,403	Ps. 897	Ps. 1,413	Ps. 127,827
(1)Total includes Ps. 1,971 , Ps. 3,784 and Ps. 289 outstanding payment to suppliers, as of December 31, 2022, 2021 and 2020 respectively

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2020	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)
Depreciation for the year	—	(490)	(2,828)	(2,148)	(2,779)	—	(40)	(130)	(8,415)
Disposals	—	19	1,125	989	536	—	1	36	2,706
Effects of changes in foreign exchange rates	—	165	854	464	432	—	31	165	2,111
Changes in value on the recognition of inflation effects	—	(82)	(595)	(132)	(250)	—	(6)	(5)	(1,070)
Accumulated depreciation as of December 31, 2020	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2021	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)
Depreciation for the year	—	(484)	(2,793)	(2,097)	(2,708)	—	(80)	(122)	(8,284)
Disposals	—	6	2,336	1,493	2,390	—	62	10	6,297
Effects of changes in foreign exchange rates	—	162	867	372	222	—	8	48	1,679
Changes in value on the recognition of inflation effects	—	(139)	(946)	(209)	(427)	—	(6)	(38)	(1,765)
Accumulated depreciation as of December 31, 2021	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2022	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)
Depreciation for the year	—	(835)	(3,331)	(1,437)	(3,234)	—	(25)	(135)	(8,997)
Disposals	—	194	854	936	306	—	26	7	2,323
Effects of changes in foreign exchange rates	—	340	2,193	860	1,274	—	7	143	4,817
Changes in value on the recognition of inflation effects	—	(244)	(1,605)	(354)	(745)	—	(5)	(34)	(2,987)
Accumulated depreciation as of December 31, 2022	Ps. —	Ps. (6,043)	Ps. (22,267)	Ps. (12,295)	Ps. (15,075)	Ps. —	Ps. (392)	Ps. (550)	Ps. (56,622)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2020	Ps. 5,240	Ps. 13,610	Ps. 19,822	Ps. 8,343	Ps. 5,771	Ps. 5,894	Ps. 358	Ps. 422	Ps. 59,460
As of December 31, 2021	Ps. 5,230	Ps. 13,576	Ps. 20,799	Ps. 7,829	Ps. 6,757	Ps. 6,734	Ps. 491	Ps. 767	Ps. 62,183
As of December 31, 2022	Ps. 5,452	Ps. 14,204	Ps. 22,313	Ps. 9,571	Ps. 7,894	Ps. 10,403	Ps. 505	Ps. 863	Ps. 71,205

Summary of Revenue From Contracts With Customers

Sources of Revenue	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020
Sale of products	Ps. 226,222	Ps. 193,899	Ps. 181,520
Services rendered	15	321	327
Other operating revenues	503	584	1,768
Revenue from contracts with customers	Ps. 226,740	Ps. 194,804	Ps. 183,615